TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER PAYABLES
Current trade payables	Rp 15,336	Rp 18,608
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	13,217	15,929
U.S. Dollar
TRADE AND OTHER PAYABLES
Current trade payables	2,059	2,537
Others Currency
TRADE AND OTHER PAYABLES
Current trade payables	Rp 60	Rp 142